CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Receivables, allowances	$ 53	$ 56
Common stock, no par value	$ 0	$ 0
Common stock, shares issued	2,109,316,331	2,109,316,331
Repurchased stock, shares	520,313,919	455,703,347